Provisions, income tax liabilities and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 943	€ 1,260	€ 1,125
Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	476	490	657
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	394	606	347
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	67	142	116
More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	6	22	5
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	614	889	694
France | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	269	295	314
France | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	288	457	268
France | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	53	124	110
France | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	4	13	2
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	329	371	431
Other | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	207	195	343
Other | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	106	149	79
Other | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	14	18	6
Other | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 2	€ 9	€ 3